Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Comprehensive income (loss):
Net earnings (loss)	$ 62,187	$ (76,536)	$ 90,409	$ (29,137)	$ (14,349)	$ 61,272	$ 46,427	$ 49,907	$ 73,375
Other comprehensive income (loss):
Change in value on risk management derivatives	(11,504)	384	(45,127)	(13,897)	(11,120)	(59,024)	(73,647)	14,592	4,252
Reclassification of gains and losses of derivatives to earnings	8,567	8,226	7,559	(1,128)	16,793	6,431	28,258	(10,175)	10,613
Foreign currency translation adjustment	0	0	0	(2)	0	(2)	(2)	(145)	(147)
Pension liability adjustment							(185)	258	290
Other comprehensive income (loss)	(2,937)	8,610	(37,568)	(15,027)	5,673	(52,595)	(45,576)	4,530	15,008
Comprehensive income (loss)	$ 59,250	$ (67,926)	$ 52,841	$ (44,164)	$ (8,676)	$ 8,677	$ 851	$ 54,437	$ 88,383